Trade and Other Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 3,070	$ 5,522
Accrued expenses	18,273	18,705
Liability for share-based awards, short-term	1,827	1,875
Other	15	917
Total trade and other payables	23,185	27,020
Rental income	$ 1,238	$ 1,053	$ 781